Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock	Equity Reserves	Treasury Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Begning balance, Shares at Dec. 31, 2015	37,298,009
Begning balance, Amount at Dec. 31, 2015	$ 58,241	$ 9,330	$ (97)	$ (6,361)	$ (23,760)	$ 37,353
Common shares issued for cash, Brokered public offerings, Shares	14,043,992
Common shares issued for cash, Brokered public offerings, Amount	$ 21,663					21,663
Common shares issued for cash, Less share issuance costs, Shares
Common shares issued for cash, Less share issuance costs, Amount	$ (1,459)					(1,459)
Common shares issued for cash, exercise of stock options, Shares	1,079,000
Common shares issued for cash, exercise of stock options, Amount	$ 949					949
Carrying value of stock options exercised	1,369	(1,369)
Stock options cancelled or expired		(206)			206
Share-based payments (net of costs of $4,539)		1,345				1,345
Currency translation differences				(95)		(95)
Shares issued for exploration and evaluation assets, Shares	10,000
Shares issued for exploration and evaluation assets, Amount	$ 22					22
Net income for the year					2,016	2,016
Ending balance, Shares at Dec. 31, 2016	52,431,001
Ending balance, Amount at Dec. 31, 2016	$ 80,785	9,100	(97)	(6,456)	(21,538)	61,794
Common shares issued for cash, Brokered public offerings, Shares	10,000
Common shares issued for cash, Brokered public offerings, Amount	$ 17					17
Common shares issued for cash, Less share issuance costs, Shares
Common shares issued for cash, Less share issuance costs, Amount	$ (1)					(1)
Common shares issued for cash, exercise of stock options, Shares	20,000
Common shares issued for cash, exercise of stock options, Amount	$ 25					25
Carrying value of stock options exercised	20	(20)
Stock options cancelled or expired		(139)			139
Share-based payments (net of costs of $4,539)		2,263				2,263
Currency translation differences				2,383		2,383
Carrying value of RSUs exercised, Shares	257,152
Carrying value of RSUs exercised, Amount	$ 623	(623)
Total share issuance costs	(1)					(1)
Net income for the year					2,522	2,522
Ending balance, Shares at Dec. 31, 2017	52,718,153
Ending balance, Amount at Dec. 31, 2017	$ 81,468	10,581	(97)	(4,073)	(18,877)	69,002
Common shares issued for cash, Brokered public offerings, Shares	10,257,458
Common shares issued for cash, Brokered public offerings, Amount	$ 6,683					6,683
Common shares issued for cash, Less share issuance costs, Shares
Common shares issued for cash, Less share issuance costs, Amount	$ (899)					(899)
Common shares issued for cash, exercise of stock options, Shares	87,500
Common shares issued for cash, exercise of stock options, Amount	$ 112					112
Carrying value of stock options exercised	84	(84)
Stock options cancelled or expired		(746)			746
Share-based payments (net of costs of $4,539)		700				700
Currency translation differences				(2,051)		(2,051)
Carrying value of RSUs exercised, Shares	274,658
Carrying value of RSUs exercised, Amount	$ 602	(602)
Total share issuance costs	(5)					(5)
Net income for the year					1,626	1,626
Ending balance, Shares at Dec. 31, 2018	63,337,769
Ending balance, Amount at Dec. 31, 2018	$ 88,045	$ 9,849	$ (97)	$ (6,124)	$ (16,505)	$ 75,168